Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended					6 Months Ended
	Apr. 30, 2019		Jan. 31, 2019		Apr. 30, 2018	Apr. 30, 2019		Apr. 30, 2018
Statement of comprehensive income [abstract]
Net income	$ 2,259	[1]	$ 2,247	[1]	$ 2,177	$ 4,506	[1]	$ 4,514
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	628		805		1,813	1,433		303
Net gains (losses) on hedges of net investments in foreign operations	(350)		(184)		(694)	(534)		(24)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	5		7		10	12		1
Net gains (losses) on hedges of net investments in foreign operations	(92)		(48)		(183)	(140)		(4)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	365		662		1,292	1,027		282
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	247		443		(111)	690		(416)
Reclassification of net (gains) losses to net income	(196)		(371)		17	(567)		194
Income tax expense (benefit):
Net gains (losses) in fair value	51		125		(30)	176		(100)
Reclassification of net (gains) losses to net income	(39)		(110)		(2)	(149)		48
Other comprehensive income net of tax available for sale financial assets net of tax	39		57		(62)	96		(170)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(136)		721		277	585		478
Reclassification of net (gains) losses to net income	127		(374)		(374)	(247)		(669)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(37)		191		73	154		128
Reclassification of net (gains) losses to net income	34		(101)		(99)	(67)		(178)
Other comprehensive income net of tax cash flow hedges	(6)		257		(71)	251		(141)
Other comprehensive income (loss) from investments in associates	38		19		30	57		43
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(236)		(460)		19	(696)		103
Income tax expense (benefit)	(54)		(119)		7	(173)		32
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(182)		(341)		12	(523)		71
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	19		31		(29)	50		70
Income tax expense (benefit)	4		8		(1)	12		14
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	15		23		(28)	38		56
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(43)		30		(7)	(13)		(14)
Income tax expense (benefit)	(12)		8		(2)	(4)		(4)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(31)		22		(5)	(9)		(10)
Other comprehensive income (loss) from investments in associates			(3)		(3)	(3)		(7)
Other comprehensive income (loss)	238		696		1,165	934		124
Comprehensive income (loss)	2,497		2,943		3,342	5,440		4,638
Comprehensive income (loss) attributable to non-controlling interests	59		212		147	271		204
Comprehensive income (loss) attributable to equity holders of the Bank	2,438		2,731		3,195	5,169		4,434
Preferred shareholders and other equity instrument holders	64		29		65	93		95
Common shareholders	$ 2,374		$ 2,702		$ 3,130	$ 5,076		$ 4,339

[1]	The amounts for the period ended April 30, 2019 and January 31, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).